Other financing liability - Additional information (Details) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sale Leaseback Transaction [Line Items]
Finance lease, daily payment				$ 0	$ 0	$ 21,971,000
MV Efrossini
Sale Leaseback Transaction [Line Items]
Gross sale price, other financial liability			$ 22,500,000
Finance lease, daily payment		$ 15,500	$ 16,050,000
Gain (loss), of sale and leaseback transaction,				1,800,000
Other financing liability				$ 748,000
MV Efrossini | Minimum
Sale Leaseback Transaction [Line Items]
Sale leaseback lease term	4 months	5 months	10 months
Finance lease, daily payment	$ 13,750
MV Efrossini | Maximum
Sale Leaseback Transaction [Line Items]
Sale leaseback lease term	6 months	7 months	14 months
Finance lease, daily payment	$ 15,500